Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments and Performance Measures	Segments and their performance measures are listed below:

For the year ended December 31, 2025
Segment	Revenue	Production costs, royalties, and excise taxes	Depreciation	Mine operating earnings	Capital expenditures(1)
Florida Canyon	$243,926	$135,260	$14,119	$94,547	$57,961
DeLamar	—	—	—	—	602
All other	—	—	—	—	529
	$243,926	$135,260	$14,119	$94,547	$59,092
(1)Includes payments for mineral properties, plant and equipment, and equipment leases.

For the year ended December 31, 2024
Segment	Revenue	Production costs, royalties, and excise taxes	Depreciation	Mine operating earnings	Capital expenditures(1)
Florida Canyon	$30,350	$23,117	$1,859	$5,374	$2,301
DeLamar	—	—	—	—	705
All other	—	—	—	—	324
	$30,350	$23,117	$1,859	$5,374	$3,330
(1)Includes payments for mineral properties, plant and equipment.

	December 31, 2025	December 31, 2024
Segment	Assets	Assets
Florida Canyon	$232,155	$145,433
DeLamar	39,543	35,972
All other	39,526	55,679
	$311,224	$237,084